Retirement Plans (Details 3) (Supplemental Executive Retirement Plans [Member])	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2010 Maximum [Member]
Weighted-average assumptions used to determine benefit obligations and net periodic pension benefit
Discount rate	7.00%	7.00%	6.00%	7.00%
Rate of compensation increase		5.00%	5.00%	5.75%